Document and Entity Information	Jun. 16, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 16, 2022
Entity Registrant Name	KLDiscovery Inc.
Entity Central Index Key	0001752474
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38789
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1898603
Entity Address, Address Line One	8201 Greensboro Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	288-3380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of KLDiscovery, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on June 17, 2022 (the “Original Form 8-K”) to report the final voting results of the Company’s 2022 annual meeting of stockholders held on June 17, 2022 (the “Annual Meeting”). The sole purpose of this Amendment is to adjust the formatting of the results reported in the Original Form 8-K for Proposals (ii) and (iii) as described below to read correctly. No other changes have been made to the Original Form 8-K.